Government assistance	12 Months Ended
Dec. 31, 2021
Disclosure Of Government Grants [Abstract]
Government assistance	Government assistance
Accounting policies
Government assistance received that relates to the construction of manufacturing assets is applied to reduce the cost of those assets. Government assistance received that relates to operational expenses is applied to reduce the amount charged to earnings for the operating item. Government assistance is recognized when there is reasonable assurance that the amount will be collected and that all the conditions will be complied with.
Supporting information
Government assistance of $5 million (2020 - $3 million) was recorded as a reduction to property, plant and equipment.
Government assistance of $8 million (2020 - $5 million) was recorded as a reduction to cost of products sold and $7 million (2020 - nil) to Other. The government assistance related primarily to research and development, apprenticeship tax credits, renewable heat incentives and a U.S. federal new market tax credit.